SCHEDULE OF CONTINGENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Contingent Liabilities
Options	$ 1,690,000	$ 24,041,198
Contingent consideration	2,024,000	12,447,396
Contingent liabilities	$ 3,714,000	$ 36,488,594